Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure1 [Abstract]
Schedule of Change in Asset Retirement Obligation
A continuity of the decommissioning liability is as follows:

Total
Balance – December 31, 2017	$44.6
Reclamation expenditures	(0.9)
Accretion expense	3.0
Revisions to expected discounted cash flows	(1.8)
Balance – December 31, 2018	$44.9
Reclamation expenditures	(2.0)
Accretion expense	2.8
Revisions to expected discounted cash flows	13.3
Balance – December 31, 2019	$59.0
Less: Current portion of decommissioning liability	(1.9)
$57.1